Related Parties	12 Months Ended
Dec. 31, 2020
Related Parties
Related Parties

Note 13.   Related Parties

In July 2020, the CEO and founder, entered into an agreement with another significant shareholder, that provides, upon consummation of the PTAC Merger Agreement, for a payment of $3,214 in cash and 950,000 of Porch Group, Inc. stock from the CEO to the other significant shareholder in connection with the Merger Agreement including the conversion of preferred stock to common stock. This transfer of $17,284 in consideration was accounted for as a deemed capital contribution from the CEO and founder to the Company and induced conversion of preferred stock into common stock immediately prior to the close of the PTAC Merger Agreement. The total consideration transferred increase total net loss in determining net loss available to common shareholders by $17,284.

In 2019, the CEO and founder of the Company purchased convertible promissory notes with an aggregate original principal balance of $1,000.

In 2019, the Company sold a direct-to-customer security services business to a related party as one of its divestitures as it focused the business operations on its core vertical software strategy. See Note 11.

In 2019, the Company entered into an acquisition deferral agreement with the former owner of a business previously acquired by the Company on March 14, 2017. The existing agreement provided for payments of $931 on December 31, 2018, and $232 quarterly from June 14, 2019 through March 14, 2020. The amended payment schedule provides for monthly installments of at least $100, as determined by the agreement, beginning in June 2019 and the balance shall be paid in full by December 31, 2021.

In 2019, convertible promissory notes having an aggregate original principal balance of $16,600 and accrued interest of $641 converted into 1,173,473 shares of Series B redeemable convertible preferred stock and warrants to purchase 70,408 shares of Series B redeemable convertible preferred stock. An existing investor affiliated with a member of the Board participated in this equity conversion and received 354,268 shares of Series B redeemable convertible preferred stock and warrants to purchase 21,256 shares of Series B redeemable convertible preferred stock. See Note 7.

An immediate family member of the Company’s CEO and founder is a partner of a law firm retained by the Company. The Company purchased services from this law firm in the amounts of approximately $2,873 and $862 during the years ended December 31, 2020 and 2019, respectively. The amounts due to this law firm were $0 and $2,693 as of December 31, 2020 and 2019, respectively. The law firm received 21,256 shares of Series B Preferred and warrants to purchase 2,042 shares of Series B Preferred in 2018, which reduced the payable due to this firm by $500.